Summary of Changes in Fair Values of Japanese and Foreign Plans' Level Three Assets (Detail) (JPY ¥) In Millions, unless otherwise specified																																											12 Months Ended
	Mar. 31, 2012 Foreign plans	Mar. 31, 2011 Foreign plans	Mar. 31, 2010 Foreign plans	Mar. 31, 2012 Foreign plans Corporate bonds		Mar. 31, 2011 Foreign plans Corporate bonds		Mar. 31, 2012 Foreign plans Asset-backed securities	Mar. 31, 2011 Foreign plans Asset-backed securities	Mar. 31, 2012 Foreign plans Commingled funds		Mar. 31, 2011 Foreign plans Commingled funds		Mar. 31, 2012 Foreign plans Real estate and other		Mar. 31, 2011 Foreign plans Real estate and other		Mar. 31, 2012 Japanese plans	Mar. 31, 2011 Japanese plans	Mar. 31, 2010 Japanese plans	Mar. 31, 2012 Japanese plans Corporate bonds		Mar. 31, 2011 Japanese plans Corporate bonds		Mar. 31, 2012 Japanese plans Asset-backed securities		Mar. 31, 2011 Japanese plans Asset-backed securities		Mar. 31, 2012 Japanese plans Commingled funds		Mar. 31, 2011 Japanese plans Commingled funds		Mar. 31, 2012 Japanese plans Private equity		Mar. 31, 2011 Japanese plans Private equity		Mar. 31, 2012 Japanese plans Hedge funds		Mar. 31, 2011 Japanese plans Hedge funds		Mar. 31, 2012 Japanese plans Real estate	Mar. 31, 2011 Japanese plans Real estate	Mar. 31, 2012 Level 3 Foreign plans		Mar. 31, 2011 Level 3 Foreign plans		Mar. 31, 2012 Level 3 Foreign plans Corporate bonds		Mar. 31, 2011 Level 3 Foreign plans Corporate bonds		Mar. 31, 2012 Level 3 Foreign plans Asset-backed securities	Mar. 31, 2011 Level 3 Foreign plans Asset-backed securities		Mar. 31, 2012 Level 3 Foreign plans Commingled funds		Mar. 31, 2011 Level 3 Foreign plans Commingled funds		Mar. 31, 2012 Level 3 Foreign plans Real estate and other		Mar. 31, 2011 Level 3 Foreign plans Real estate and other		Mar. 31, 2012 Level 3 Japanese plans	Mar. 31, 2011 Level 3 Japanese plans	Mar. 31, 2012 Level 3 Japanese plans Private equity		Mar. 31, 2011 Level 3 Japanese plans Private equity		Mar. 31, 2012 Level 3 Japanese plans Hedge funds		Mar. 31, 2011 Level 3 Japanese plans Hedge funds		Mar. 31, 2012 Level 3 Japanese plans Real estate	Mar. 31, 2011 Level 3 Japanese plans Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	¥ 151,139	¥ 140,387	¥ 134,226	¥ 9,192	[1]	¥ 14,994	[1]	¥ 648	¥ 2,053	¥ 43,902	[2]	¥ 50,517	[2]	¥ 7,254	[3]	¥ 5,328	[3]	¥ 556,247	¥ 536,648	¥ 515,701	¥ 23,853	[4]	¥ 23,375	[4]	¥ 4,722	[5]	¥ 3,451	[5]	¥ 58,862	[6]	¥ 63,693	[6]	¥ 23,388	[7]	¥ 19,888	[7]	¥ 42,258	[8]	¥ 43,688	[8]	¥ 1,435	¥ 1,533	¥ 9,149		¥ 8,951		¥ 4,846	[1]	¥ 4,571			¥ 75		¥ 530	[2]	¥ 528		¥ 3,773	[3]	¥ 3,777		¥ 65,109	¥ 74,490	¥ 19,888	[7]	¥ 21,337		¥ 43,688	[8]	¥ 51,498		¥ 1,533	¥ 1,655
Return on assets held at end of year																																											1,005		1,002		447		503							9		558		490		822	896	450		(1,449)		470		2,467		(98)	(122)
Return on assets sold during the year																																													5							5											(436)							(436)
Purchases, sales, and settlements, net																																											(1,583)		29		(1,209)		260			(72)		(530)				156		(159)		1,150	(9,841)	3,050				(1,900)		(9,841)
Transfers, net
Other																																											473	[9]	(838)	[9]	(123)	[9]	(488)	[9]		(8)	[9]			(7)	[9]	596	[9]	(335)	[9]
Fair value of plan assets at end of the fiscal year	¥ 151,139	¥ 140,387	¥ 134,226	¥ 9,192	[1]	¥ 14,994	[1]	¥ 648	¥ 2,053	¥ 43,902	[2]	¥ 50,517	[2]	¥ 7,254	[3]	¥ 5,328	[3]	¥ 556,247	¥ 536,648	¥ 515,701	¥ 23,853	[4]	¥ 23,375	[4]	¥ 4,722	[5]	¥ 3,451	[5]	¥ 58,862	[6]	¥ 63,693	[6]	¥ 23,388	[7]	¥ 19,888	[7]	¥ 42,258	[8]	¥ 43,688	[8]	¥ 1,435	¥ 1,533	¥ 9,044		¥ 9,149		¥ 3,961	[1]	¥ 4,846	[1]						¥ 530	[2]	¥ 5,083	[3]	¥ 3,773	[3]	¥ 67,081	¥ 65,109	¥ 23,388	[7]	¥ 19,888	[7]	¥ 42,258	[8]	¥ 43,688	[8]	¥ 1,435	¥ 1,533

[1]	Includes primarily foreign corporate debt securities.
[2]	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.
[3]	Includes primarily private real estate investment trusts.
[4]	Includes debt securities issued by Japanese and foreign corporation and government related agencies.
[5]	Includes primarily mortgage-backed securities.
[6]	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 39 percent and 42 percent of investments in equity, 58 percent and 56 percent of investments in fixed income, and 3 percent and 2 percent of investments in other for the fiscal years ended March 31, 2011 and 2012, respectively.
[7]	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.
[8]	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.
[9]	Primarily consists of translation adjustments.